SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Accounting
Basis of Accounting: These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Certain amounts in prior years' consolidated financial statements have been reclassified to conform to the current year presentation.

Principles of Consolidation
Principles of Consolidation: Entities in which NAO has controlling financial interest are consolidated. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries’ accounting policies are in conformity with U.S. GAAP. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates: Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation
Functional Currency and Foreign Currency Translation:The Company determined its functional currency to be the United States (“U.S.”) dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transactions. For the year ended December 31, 2014 and period from October 17, 2013 to December 31, 2013 a total exchange loss of $2.3 million and $0.0 million, respectively, is included in Other Financial Income (Loss).

Revenue Recognition
Revenue Recognition: Revenue is generated from time and spot charters and is recognized as services are performed based on contractual daily charter rates and when collectability is reasonable assured.

Vessel Operating Costs
Vessel Operating Costs: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash and Cash Equivalents	Cash and Cash equivalents: Cash Equivalents consist of highly liquid investments such as time deposits with an original maturity at acquisition of three months or less.
Accounts Receivable
Accounts Receivable: Accounts, and other, receivables are presented net of allowance for doubtful balances. If balances are determined uncollectable, after all means of collections have been exhausted and the potential for recovery is considered to be remote, they are charged against the allowance for doubtful balances. As of December 31, 2014 and December 31, 2013, the Company has not made any allowance for doubtful balances.

Inventories
Inventories: Inventories, which comprise bunker fuel and lubrication oil, are stated at the lower of cost or market, which is determined on a first-in, first-out (“FIFO”) basis. Bunker fuel onboard at the time of delivery to a charterer is purchased by the charterer, and re-purchased by the Company at the time of re-delivery.

Accounting for Acquisitions of vessels
Accounting for Acquisitions of vessels: The Company performed an analysis of the acquisition of the six PSVs considering the guidance in ASC Topic 805, Business Combinations (“ASC 805”). ASC 805 defines a business as “An integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members or participants”. Furthermore subtopic ASC 805-10-55 provides implementation guidance to identify what constitutes a business. The Company considered each element of a business described in the guidance (i.e. inputs, processes and outputs). A PSV is considered to be an input that is an economic resource in the form of a long-lived asset that has the ability to create outputs when processes are applied to it in the form of strategic, operational and resource management processes. The Company did not identify any processes that were transferred from the seller with the vessels, and therefore has accounted for all historical PSV acquisitions as asset acquisitions.

Vessels, Net
Vessels, net: Vessels and equipment are stated at historical costs, less accumulated depreciation which is provided by the straight line method over their estimated useful life of 25 years. Interest is capitalized in connection with the construction of vessels. The capitalized interest is included as part of the asset to which it relates and depreciated over the asset’s estimated useful life.

Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessel. Repairs and maintenance are expensed as incurred. The vessels estimated residual values and useful life are reviewed when there has been a change in circumstances that indicate the original estimate may no longer be appropriate. Residual values are estimated at approximately $1.5 million for each vessel.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets: The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and fair value, less cost to sell (calculated based on estimated discounted operating cashflow). In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating cash flows are determined by considering an estimated daily charter rate for the remaining operating days. The Company estimates the daily charter rate for the remaining operating days based on the historical average for similar vessels and utilizing available market data for current charter rates over the remaining estimated life of the vessel, assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels’ maintenance and vessel operating expenses (including planned drydocking and engine overhaul expenditures). If the Company’s estimate of undiscounted future cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair market value, less cost to sell. Fair market value is calculated based on estimated discounted operating cashflow from use.

Drydocking and engine overhaul
Drydocking and engine overhaul: The Company’s vessels are required to be drydocked approximately every 60 months, and to have engines overhauled after 12,000 running hours, or approximately 2.5 years. The Company will capitalize a substantial portion of the costs incurred during drydocking and overhaul, and amortize those costs on a straight line basis from the completion of a drydocking, intermediate survey or overhaul to the estimated completion of the next drydocking or overhaul. For newly acquired vessels an estimate of $200,000 and $365,000 for drydock cost and overhaul costs respectively has been allocated from the purchase price. Drydocking is depreciated over five years, and engine overhauls are depreciated based on the number of running hours within the reporting period according to the built in overhaul method.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss): The Company follows the guidance in ASC Topic 220, Comprehensive Income which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity.

Geographical Segment
Geographical segments: The Company has not presented segment information as they consider they operate in one reportable segment, the offshore support vessel market, where all vessels currently operate in the North Sea.

Fair Value of Financial Instruments
Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short term nature of these instruments.

Income Taxes
Income Taxes: The Company is incorporated in the Marshall Islands, which under current legislation does not impose corporate income taxes.  As such, the statutory rate applicable to consolidated corporate earnings is 0%.  However, certain foreign consolidated subsidiaries may be subject to corporate income taxes in their jurisdictions, prior to entering into an applicable tonnage tax regime.  On March 10, 2014, the Company was accepted into the UK Tonnage Tax regime.  The Company incurred a one-time non-refundable tax charge in Norway of $0.7 million and the United Kingdom of $0.5 million for a period of operation in 2014, resulting from a probable permanent establishment in the respective countries. The estimated tax is based on revenues generated and expenses incurred for the vessels for the respective period prior to entering the UK Tonnage Tax regime, and a tax rate of 27 % in Norway and 23% in the United Kingdom.  This tax charge is deemed to be an uncertain tax position which has been provided for in full. The tonnage tax incurred subsequent to entering the UK Tonnage Tax regime is considered to be immaterial.

Deferred Financing Costs
Deferred Financing Costs: Financing costs, including fees, commissions and legal expenses, which are recorded as “Other Non-Current Assets” and “Other Current Assets” on the Balance Sheet are deferred and amortized on a straight-line basis over the term of the arrangement. Applying the straight-line basis is not materially different from the effective interest method.

Warrants Issued as Compensation
Warrants Issued as Compensation: The fair value of the warrants has been determined based on the Black-Scholes valuation model with the significant non-observable input being the volatility in the stock and the probability of increase in the volume weighted average price, or VWAP. The volatility has been determined by analyzing nine comparative companies in the PSV segment over a period of ten years. The probability of meeting the exercise requirements presented in Note 8, including the number of business days and trading volume, has been qualitatively assessed by management. In addition to using the Black-Scholes valuation model, a dilution adjustment factor has been applied.

Concentrations of Credit Risk
Concentration of Credit Risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivables. The Company’s cash is primarily held in major banks and financial institutions in Norway and the United Kingdom and typically insured up to a set amount. Accordingly, the Company believes the risk of any potential loss on deposits held in these institutions is minimal. Concentrations of credit risk relative to accounts receivable are limited to our client base in the energy industry that may be affected by changes in economic or other external conditions. The Company does not require collateral for its accounts receivable. The fair value of the financial instruments approximates the net book value.

For the year ended December 31, 2014, three charterers accounted for 99 % of the total revenues, with 47%, 35% and 17% respectively.

For the year ended December 31, 2014, three charterers accounted for 88 % of the outstanding amount, with 50%, 24% and 14 % respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Costumers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The ASU will be effective for the first interim period beginning after December 15, 2016 and early adoption is not permitted. The Company is in the process of evaluating the impact of this standard, if any, on its consolidated statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance regarding management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The standard is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early adoption is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Company is not planning to early adopt, and the adoption is not expected to have material impact on the consolidated financial statements.